-------------------------------------------------------------------------------
-------------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-32548) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 18
                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 21


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON APRIL 28, 2000, PURSUANT
                         TO PARAGRAPH (A) OF RULE 485.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.




-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED FEBRUARY 15, 2000

                                                             VANGUARD(R)
                                                             INTERNATIONAL STOCK
                                                             INDEX FUNDS

                                                             Prospectus
                                                             April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD EUROPEAN
STOCK INDEX FUND

VANGUARD PACIFIC STOCK
INDEX FUND

VANGUARD EMERGING
MARKETS STOCK INDEX
FUND

VANGUARD DEVELOPED
FOREIGN MARKETS STOCK
INDEX FUND

VANGUARD TOTAL
INTERNATIONAL STOCK
INDEX FUND


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF VANGUARD DEVELOPED FOREIGN MARKETS STOCK INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATES.

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Prospectus

April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund

     4 Vanguard Pacific Stock Index Fund

     6 Vanguard Emerging Markets Stock Index Fund

     9 Vanguard Developed Foreign Markets Stock Index Fund

    11 Vanguard Total International Stock Index Fund

 14 MORE ON THE FUNDS

 21 THE FUNDS AND VANGUARD

 21 INVESTMENT ADVISER

 22 DIVIDENDS, CAPITAL GAINS, AND TAXES

 24 SHARE PRICE

 24 FINANCIAL HIGHLIGHTS

 28 INVESTING WITH VANGUARD

    28 Services and Account Features

    29 Types of Accounts

    30 Buying Shares

    32 Redeeming Shares

    36 Transferring Registration

    36 Fund and Account Updates

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

Each of the Vanguard International Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Developed Foreign Markets and Total International Stock Index Funds, which offer only Investor Shares). Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for individual investors. There is also a prospectus for participants in employer-sponsored retirement plans, which you can obtain by calling Vanguard at 1-800-523-1188.

Institutional Shares of Vanguard European, Pacific, and Emerging Markets Stock Index Funds, in addition to Institutional Developed Foreign Markets Stock Index Fund, have an investment minimum of $10 million and are generally available to investors who do not require special employee benefit plan services. These options are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds. There are five such funds, each of which seeks to track a different segment of the international stock market:


FUND                                                 SEEKS TO TRACK
-----------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East stock
                                            markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Developed Foreign Markets Stock   European, Australian, and Far
 Index Fund                                 East stock markets
Vanguard Total International Stock         European, Australian, Far East,
 Index Fund                                 and 13 emerging stock
                                            markets in Europe, Asia,
                                            Africa, and Latin America
-----------------------------------------------------------------------------


     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD EUROPEAN STOCK INDEX FUND

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index, which is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, Germany, Switzerland, and France, (which comprised xx%, xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31,
1999), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Europe Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000, or the 0.5% transaction fee on purchases.
              ----------------------------------------------------

3




     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund**              xx.xx%       xx.xx%            xx.xx%
      MSCI Europe Index           xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the annual account maintenance fee of
        $10 imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $xx         $xxx       $xxx         $xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    Europe


INCEPTION DATE                          VANGUARD FUND NUMBER
June 18, 1990                           079

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$x.x billion                            922042205

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VEURX
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD PACIFIC STOCK INDEX FUND

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the MSCI Pacific Free Index*, which consists of approximately 420 common stocks of companies located in Japan (which comprised xx% of the Index's market capitalization as of December 31,1999), Australia, Hong Kong, New Zealand, and Singapore.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Pacific Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table

5

shows how the Fund's average annual total returns for one and five years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000, or the 0.5% transaction fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock
       Index Fund**               xx.xx%       xx.xx%            xx.xx%
      MSCI Pacific Free Index     xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------

       *June 18, 1990.
      **Return figures do not reflect the annual account maintenance fee of
        $10 imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

6

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $xx        $xxx       $xxx         $xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    Pacific

INCEPTION DATE                          VANGUARD FUND NUMBER
June 18, 1990                           072

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$x.x billion                            922042106

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VPACX
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD EMERGING MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index*, which includes approximately 500 common stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America--mostly in Brazil, South Africa, and Mexico (which comprised xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31, 1999), as well as Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

7

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the Select Emerging Markets Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000, or the 1% transaction fee on purchases and redemptions.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

8


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund**         xx.xx%       xx.xx%            xx.xx%
      MSCI Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      Select Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------

       *May 4, 1994.
      **Return figures do not reflect the annual account maintenance fee of
        $10 imposed on accounts with balances of less than $10,000, but do reflect the 1% transaction fee on purchases and redemptions.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                       1%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    1%**
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year+

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund. +The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------

9

     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    EmerMkt

INCEPTION DATE                          VANGUARD FUND NUMBER
May 4, 1994                             533

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$x.x billion                            922042304

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VEIEX
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD DEVELOPED FOREIGN
MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Developed Foreign Markets Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index, which includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. It seeks to track the performance of the MSCI EAFE Index by investing in Vanguard's European Stock Index Fund and Pacific Stock Index Fund in proportions based on the market capitalization of the MSCI EAFE Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

10


- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund began operations on May xx, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                         **

      *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.
     **Although Developed Foreign Markets Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.34%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
   $xxx        $xxx
------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

11


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    xxx

INCEPTION DATE                          VANGUARD FUND NUMBER
May xx, 2000                            xxx

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     921909xxx
--------------------------------------------------------------------------------


FUND PROFILE--
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of mutual funds that together seek to match the performance of the Total International Composite Index. As a "fund of funds," the Fund invests in Vanguard's European, Pacific, and Emerging Markets Stock Index Funds, in proportions based on each market segment's contribution to the market capitalization of the Total International Composite Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

12

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000, or the 0.5% transaction fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR          SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total International
       Stock Index Fund**                  xx.xx%               xx.xx%
      MSCI EAFE + Emerging Markets
       Free Index                          xx.xx                xx.xx
      Total International Composite
       Index+                              xx.xx                xx.xx
      -------------------------------------------------------------------------

       *April 29, 1996.
      **Return figures do not reflect the annual account maintenance fee of
        $10 imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee on purchases.
       +Consists of the MSCI EAFE Index and the Select Emerging Markets Free
        Index.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

13

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          +

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.
      +Although Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.xx% as of December 31, 1999.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    TotIntl

INCEPTION DATE                          VANGUARD FUND NUMBER
April 29, 1996                          113

NET ASSETS AS OF DECEMBER 31, 1999      CUSIP NUMBER
$x.x billion                            921909602

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VGTSX
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, additional risk information, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks it invests in.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will recreate their target indexes in terms of industry, size, country, and other characteristics. For instance, if 10% of the Select Emerging Markets Free Index were made up of the stocks of a certain country, the Emerging Markets Stock Index Fund would invest about 10% of its assets in stocks of the Index from that country. The European, Pacific, and Emerging Markets Stock Index Funds each employ this method of indexing. As a "fund of funds," the Total International Stock Index Fund allocates its assets among the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Foreign Markets Stock Index Fund, which is also a "fund of funds," allocates its assets among the European and Pacific Stock Index Funds.

15

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION

To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in foreign stocks, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International and Developed Foreign Markets Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------


[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

16


----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.
     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%           34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------


     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

17

[FLAG] EACH FUND IS SUBJECT  TO  COUNTRY  RISK,  WHICH IS THE  POSSIBILITY  THAT
     POLITICAL EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A
     FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------


     EUROPEAN  STOCK  INDEX  FUND.  Stocks  from the  United  Kingdom,  Germany,
Switzerland and France comprised xx%, xx%, xx%, and xx% of the MSCI Europe Index, respectively, as of December 31, 1999; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on its total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised xx% of the MCSI Pacific Free Index as of December 31, 1999. Therefore, Japanese stocks will represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market may involve a higher degree of country risk than that of more geographically diversified international funds.

     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.

     DEVELOPED FOREIGN MARKETS STOCK INDEX FUND. As a fund of funds, the Developed Foreign Markets Stock Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund intends to invest all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country risk will proportionately mirror that of the underlying funds. As of December 31, 1999, the Fund's assets were invested as follows: xx% in the European Stock Index Fund; xx% in the Pacific Stock Index Fund; and xx% in the Emerging Markets Stock Index Fund.


[FLAG] EACH FUND IS SUBJECT TO CURRENCY RISK,  WHICH IS THE  POSSIBILITY  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

18

SECURITY SELECTION

In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected through statistical methods. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Foreign Markets Stock Index Fund will simply invest in shares of the European and Pacific Stock Index Funds.
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, Germany, Switzerland, and France--dominate the Index, with xx%, xx%, xx%, and xx%, respectively, as of December 31, 1999. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented xx% of the market capitalization of the Index as of December 31, 1999. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Brazil, Mexico, and South Africa--represent a majority of the Index, with xx%, xx%, and xx% of the market capitalization of the Index, respectively, as of December 31, 1999. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. In addition, most of Vanguard's index funds charge an account maintenance fee on accounts under $10,000 to divide the costs of maintaining accounts equitably among shareholders.
     All transaction fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.
     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year.

19

If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Fund (except the Developed Foreign Markets Stock Index Fund) charges a transaction fee on purchases. In addition, the Emerging Markets Stock Index Fund charges a transaction fee on redemptions.

-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page 25 show historic turnover rates for each Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. According to Morningstar, Inc. as of December 31, 1999, the average turnover rate for passively managed foreign stock index funds was roughly xx%; for all foreign stock funds, the average turnover was approximately xx%. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------

20

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.

21

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $xxx billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

     Total International and Developed Foreign Markets Stock Index Funds will indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. Total International and Developed Foreign Markets Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group. (The Developed Foreign Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in the other three Funds.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the advisory fees represented an effective annual rate of less than 0.01% each for the European, Pacific, and Emerging Markets Stock Index Funds.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

22

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $xxx billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the firm in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.

23

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as to your gains or losses from any sale or exchange of Fund shares.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Total International and Developed Foreign Markets Stock Index Funds invest in foreign stocks indirectly through the other three Funds, their investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

24

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Developed Foreign Markets and Total International Stock Index Funds is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are EUROPE, PACIFIC, EMERMKT, XXXX, and TOTINTL for the European, Pacific, Emerging Markets, Developed Foreign Markets, and Total International Stock Index Funds, respectively.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for the Developed Foreign Markets Stock Index Fund, which did not start operations until May xx, 2000), and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

25

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.xx per share from investment income (interest and dividends) and $x.xx per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($x.xx per share) minus the distributions ($0.xx per share) resulted in a share price of $xx.xx at the end of the year. This was an increase of $x.xx per share (from $25.28 at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was xx.xx% for the year.

As of December 31, 1999, the Fund had $x.x billion in net assets. For the year, its expense ratio was 0.xx% ($x.x0 per $1,000 of net assets); and its net investment income amounted to x.xx% of its average net assets. It sold and replaced securities valued at x% of its net assets.

------------------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                           1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28       $20.13       $16.57       $14.02       $11.76
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .41          .38          .34          .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           5.40         3.63         2.63         2.30
                        ------------------------------------------------------------------
   Total from Investment
    Operations                          5.81         4.01         2.97         2.62
                        ------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.52)        (.37)        (.36)        (.32)
 Distributions from
  Realized Capital Gains                (.14)        (.08)        (.06)        (.04)
  Gains
                        ------------------------------------------------------------------
   Total Distributions                  (.66)        (.45)        (.42)        (.36)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $            $25.28       $20.13       $16.57       $14.02
==========================================================================================
TOTAL RETURN*                 %       28.86%       24.23%       21.26%       22.28%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $            $4,479       $2,432       $1,595       $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.29%        0.31%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.97%        2.19%        2.45%        2.66%
 Turnover Rate               x%           7%           3%           4%           2%
==========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 1% from 1994 through 11/2/1997) or the annual account maintenance fee of $10.

26


-------------------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------
                           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $ 7.72       $10.51       $11.50       $11.31
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .           .085          .09          .10          .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           .100        (2.79)       (1.00)         .21
  Investments
                        -------------------------------------------------------------------
   Total from Investment
    Operations                          .185        (2.70)        (.90)         .31
                        -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                    (.065)        (.09)        (.09)        (.12)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        -------------------------------------------------------------------
   Total Distributions                 (.065)        (.09)        (.09)        (.12)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.84       $ 7.72       $10.51       $11.50
===========================================================================================
TOTAL RETURN*                 %        2.41%      -25.67%       -7.82%        2.75%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $       $1,033         $827         $978         $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.40%        0.35%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.17%        1.03%        0.89%        0.97%
 Turnover Rate               x%           4%           8%           9%           1%
===========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 1/1/1997, 1% from 1994 through 1996) or the annual account maintenance fee of $10.

--------------------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $ 9.98       $12.28       $10.75       $10.87
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .27          .24          .18          .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .          (2.08)       (2.31)        1.52         (.09)
                        --------------------------------------------------------------------
   Total from Investment
    Operations                         (1.81)       (2.07)        1.70          .06
                        --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.26)        (.23)        (.17)        (.18)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        --------------------------------------------------------------------
   Total Distributions                  (.26)        (.23)        (.17)        (.18)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.91        $9.98       $12.28       $10.75
============================================================================================
TOTAL RETURN*                 %      -18.12%      -16.82%       15.83%        0.56%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $         $577         $660         $637         $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.61%        0.57%        0.60%        0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        2.99%        1.96%        1.69%        2.00%
 Turnover Rate               x%          22%          19%           1%           3%
============================================================================================

 *Total return figures do not reflect the transaction fee on purchases (1.0% beginning 11/3/1997, 1.5% from 1/1/1997 to 11/2/1997, 2.0% from 1994 through
  1996), the 1% transaction fee on redemptions, or the annual account maintenance fee of $10.

27


---------------------------------------------------------------------------------
                                          VANGUARD TOTAL INTERNATIONAL
                                                STOCK INDEX FUND
                                             YEAR ENDED DECEMBER 31,
                        ---------------------------------------------------------
                                        1999         1998         1997     1996*
---------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                    $11.19       $ 9.87       $10.14    $10.26
---------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .xx          .21          .18      .150
 Capital Gain Distributions
  Received                               .xx          .02          .02      .015
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                  .xx         1.31         (.28)    (.110)
                        ---------------------------------------------------------
   Total from Investment
    Operations                           .xx         1.54         (.08)     .055
                        ---------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.xx)        (.21)        (.17)    (.160)
 Distributions from
  Realized Capital Gains                  --         (.01)        (.02)    (.015)
                        ---------------------------------------------------------
   Total Distributions                  (.xx)        (.22)        (.19)    (.175)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $ x.xx       $11.19       $ 9.87    $10.14
=================================================================================
TOTAL RETURN**                        xx.xx%       15.60%       -0.77%     0.55%
=================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                     $xxx       $1,375         $903      $280
 Ratio of Total
  Expenses to Average
  Net Assets                              0%           0%           0%        0%
 Ratio of Net
  Investment Income to
  Average Net Assets                   x.xx%        2.18%        2.19%    1.51%+
 Turnover Rate                           XX%           2%           0%        0%
=================================================================================

 *April 29 (inception) through December 31, 1996.
**Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 0.75% from 1/1/1997 to 11/2/1997, 1.0% in 1996) or the annual account maintenance fee of $10.
 +Annualized.

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

28

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically  set up for this  Fund  unless  you  notify  us  otherwise.  Note:
Limitations do apply; see page 32.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK ICON]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK ICON]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK ICON]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK ICON]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [BOOK ICON]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

29


- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK ICON]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

30

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
A NOTE ON PURCHASE FEES

Each Fund, except the Developed Foreign Markets Stock Index Fund, deducts a 0.5% (1% for Emerging Markets Stock Index Fund) fee from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE ICON]
open a new account

Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
European Stock Index Fund-79
Pacific Stock Index Fund-72
Emerging Markets Stock Index Fund-533

Developed Foreign Markets Stock Index Fund-xxx
Total International Stock Index Fund-113

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

31

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE ICON]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE ICON]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
European Stock Index Fund-79
Pacific Stock Index Fund-72
Emerging Markets Stock Index Fund-533

Developed Foreign Markets Stock Index Fund-xxx

Total International Stock Index Fund-113

32

[Account number, or temporary number for a new account]

[Registered account owner(s)]

[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 35.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signature of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. Note that the Funds do not permit telephone exchanges.

--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES
Emerging Markets Stock Index Fund imposes a 1% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

33

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and some other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER ICON]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------

TELEPHONE REQUESTS [TELEPHONE ICON]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency

34

circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division .  .  .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.

     If you redeem more than $250,000 worth of fund shares within any 90-day period, the fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------

35

EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

36

--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

37

--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK ICON]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In these
reports, you will find a discussion of
the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Developed Foreign Markets and
Total International Stock Index
Funds, which are legally a part of
Vanguard STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA
19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:

1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-6009.

Funds' Investment Company Act
file number: 811-5972 (811-3919)
for Developed Foreign Markets
and Total International Stock
Index Funds)

(C) 2000 The Vanguard Group, Inc.

All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P072N-04/28/2000

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED FEBRUARY 15, 2000

                                                          VANGUARD(R)
                                                          INTERNATIONAL STOCK
                                                          INDEX FUNDS

                                                          Participant Prospectus
                                                          April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD EUROPEAN
STOCK INDEX FUND

VANGUARD PACIFIC STOCK
INDEX FUND

VANGUARD EMERGING
MARKETS STOCK INDEX
FUND

VANGUARD DEVELOPED
FOREIGN MARKETS STOCK
INDEX FUND

VANGUARD TOTAL
INTERNATIONAL STOCK
INDEX FUND


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF VANGUARD DEVELOPED FOREIGN MARKETS STOCK INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATES.

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Participant Prospectus

April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund

     4 Vanguard Pacific Stock Index Fund

     6 Vanguard Emerging Markets Stock Index Fund

     9 Vanguard Developed Foreign Markets Stock Index Fund

    10 Vanguard Total International Stock Index Fund

 13 MORE ON THE FUNDS

 20 THE FUNDS AND VANGUARD

 20 INVESTMENT ADVISER

 21 DIVIDENDS, CAPITAL GAINS, AND TAXES

 22 SHARE PRICE

 22 FINANCIAL HIGHLIGHTS

 26 INVESTING WITH VANGUARD

 27 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

Each of the Vanguard International Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Developed Foreign Markets and Total International Stock Index Funds, which offer only Investor Shares). Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

Institutional Shares of Vanguard European, Pacific, and Emerging Markets Stock Index Funds, in addition to Institutional Developed Foreign Markets Stock Index Fund, have an investment minimum of $10 million and are generally available to investors who do not require special employee benefit plan services. These options are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds. There are five such funds, each of which seeks to track a different segment of the international stock market:


FUND                                                 SEEKS TO TRACK
-----------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East stock
                                            markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Developed Foreign Markets Stock   European, Australian, and Far
 Index Fund                                 East stock markets
Vanguard Total International Stock         European, Australian, Far East,
 Index Fund                                 and 13 emerging stock
                                            markets in Europe, Asia,
                                            Africa, and Latin America
-----------------------------------------------------------------------------


     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD EUROPEAN STOCK INDEX FUND

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index, which is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, Germany, Switzerland, and France, (which comprised xx%, xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31,
1999), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Europe Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 0.5% transaction
              fee on purchases.
              ----------------------------------------------------

3




     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund**              xx.xx%       xx.xx%            xx.xx%
      MSCI Europe Index           xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $xx         $xxx       $xxx         $xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        Europe

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       079
Pa., since inception


INCEPTION DATE                          CUSIP NUMBER
June 18, 1990                           922042205

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$x.x billion                            VEURX

--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD PACIFIC STOCK INDEX FUND

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the MSCI Pacific Free Index*, which consists of approximately 420 common stocks of companies located in Japan (which comprised xx% of the Index's market capitalization as of December 31,1999), Australia, Hong Kong, New Zealand, and Singapore.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Pacific Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five years and since incep-

5

tion compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 0.5% transaction
              fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock
       Index Fund**               xx.xx%       xx.xx%            xx.xx%
      MSCI Pacific Free Index     xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures do not reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain

6

the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $xx        $xxx       $xxx         $xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        Pacific

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       072
Pa., since inception

INCEPTION DATE                         CUSIP NUMBER
June 18, 1990                          922042106

NET ASSETS AS OF DECEMBER 31, 1999     TICKER SYMBOL
$x.x billion                           VPACX

--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD EMERGING MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index*, which includes approximately 500 common stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America--mostly in Brazil, South Africa, and Mexico (which comprised xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31, 1999), as well as Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the Select Emerging Markets Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

7

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 1% transaction fee on purchases and redemptions.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund**         xx.xx%       xx.xx%            xx.xx%
      MSCI Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      Select Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------

       *May 4, 1994.
      **Return figures do not reflect the 1% transaction fee on purchases and redemptions.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

8

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                       1%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    1%**
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.xx%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.xx%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.XX%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        EmerMkt

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       533
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
May 4, 1994                             922042304

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$x.x billion                            VEIEX

--------------------------------------------------------------------------------

9


FUND PROFILE--VANGUARD DEVELOPED FOREIGN
MARKETS STOCK INDEX FUND

The following profile summarizes key features of Vanguard Developed Foreign Markets Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index, which includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. It seeks to track the performance of the MSCI EAFE Index by investing in Vanguard's European Stock Index Fund and Pacific Stock Index Fund in proportions based on the market capitalization of the MSCI EAFE Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund began operations on May xx, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

10


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          *

      *Although Developed Foreign Markets Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.34%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
   $xxx        $xxx
------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        xxx

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       xxx
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
May xx, 2000                            921909xxx
--------------------------------------------------------------------------------


FUND PROFILE--
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

11

INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of mutual funds that together seek to match the performance of the Total International Composite Index. As a "fund of funds," the Fund invests in Vanguard's European, Pacific, and Emerging Markets Stock Index Funds, in proportions based on each market segment's contribution to the market capitalization of the Total International Composite Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of both a broad-based securities market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 0.5% transaction
              fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

12


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR          SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total International
       Stock Index Fund**                  xx.xx%               xx.xx%
      MSCI EAFE + Emerging Markets
       Free Index                          xx.xx                xx.xx
      Total International Composite
       Index+                              xx.xx                xx.xx
      -------------------------------------------------------------------------

       *April 29, 1996.
      **Return figures reflect the 0.5% transaction fee on purchases.
       +Consists of the MSCI EAFE Index and the Select Emerging Markets Free
        Index.
      -------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                         **

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **Although Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.xx% as of December 31, 1999.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $xxx        $xxx       $xxx         $x,xxx
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             NEWSPAPER ABBREVIATION
Distributed annually in December        TotIntl

INVESTMENT ADVISER                      VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge,       113
Pa., since inception

INCEPTION DATE                          CUSIP NUMBER
April 29, 1996                          921909602

NET ASSETS AS OF DECEMBER 31, 1999      TICKER SYMBOL
$x.x billion                            VGTSX

--------------------------------------------------------------------------------

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, additional risk information, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks it invests in.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

14


     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will recreate their target indexes in terms of industry, size, country, and other characteristics. For instance, if 10% of the Select Emerging Markets Free Index were made up of the stocks of a certain country, the Emerging Markets Stock Index Fund would invest about 10% of its assets in stocks of the Index from that country. The European, Pacific, and Emerging Markets Stock Index Funds each employ this method of indexing. As a "fund of funds," the Total International Stock Index Fund allocates its assets among the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Foreign Markets Stock Index Fund, which is also a "fund of funds," allocates its assets among the European and Pacific Stock Index Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION

To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in foreign stocks, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International and Developed Foreign Markets Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

15

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.
     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

16


--------------------------------------------------------------------------------
            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%           34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------


     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG] EACH FUND IS SUBJECT  TO  COUNTRY  RISK,  WHICH IS THE  POSSIBILITY  THAT
     POLITICAL EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A
     FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------


     EUROPEAN  STOCK  INDEX  FUND.  Stocks  from the  United  Kingdom,  Germany,
Switzerland and France comprised xx%, xx%, xx%, and xx% of the MSCI Europe Index, respectively, as of December 31, 1999; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on its total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised xx% of the MCSI Pacific Free Index as of December 31, 1999. Therefore, Japanese stocks will represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment

17

in the Japanese stock market may involve a higher degree of country risk than that of more geographically diversified international funds.

     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.

     DEVELOPED FOREIGN MARKETS STOCK INDEX FUND. As a fund of funds, the Developed Foreign Markets Stock Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund intends to invest all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country risk will proportionately mirror that of the underlying funds. As of December 31, 1999, the Fund's assets were invested as follows: xx% in the European Stock Index Fund; xx% in the Pacific Stock Index Fund; and xx% in the Emerging Markets Stock Index Fund.


[FLAG] EACH FUND IS SUBJECT TO CURRENCY RISK,  WHICH IS THE  POSSIBILITY  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

SECURITY SELECTION

In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected through statistical methods. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Foreign Markets Stock Index Fund will simply invest in shares of the European and Pacific Stock Index Funds.
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, Germany, Switzerland, and France--dominate the Index, with xx%, xx%, xx%, and xx%, respectively, as of December 31, 1999. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented xx% of the market capitalization of the Index as of December 31, 1999. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Brazil, Mexico, and South

18

Africa--represent a majority of the Index, with xx%, xx%, and xx% of the market capitalization of the Index, respectively, as of December 31, 1999. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Fund (except the Developed Foreign Markets Stock Index Fund) charges a transaction fee on purchases. In addition, the Emerging Markets Stock Index Fund charges a transaction fee on redemptions.

-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page 23 show historic turnover rates for each Fund.

19

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. According to Morningstar, Inc. as of December 31, 1999, the average turnover rate for passively managed foreign stock index funds was roughly xx%; for all foreign stock funds, the average turnover was approximately xx%. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

20

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $xxx billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

     Total International and Developed Foreign Markets Stock Index Funds will indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. Total International and Developed Foreign Markets Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group. (The Developed Foreign Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in the other three Funds.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended

21


December 31, 1999, the advisory fees represented an effective annual rate of less than 0.01% each for the European, Pacific, and Emerging Markets Stock Index Funds.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $xxx billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the firm in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

22

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Developed Foreign Markets and Total International Stock Index Funds is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are EUROPE, PACIFIC, EMERMKT, XXXX, and TOTINTL for the European, Pacific, Emerging Markets, Developed Foreign Markets, and Total International Stock Index Funds, respectively.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for the Developed Foreign Markets Stock Index Fund, which did not start operations until May xx, 2000), and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

23

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.xx per share from investment income (interest and dividends) and $x.xx per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($x.xx per share) minus the distributions ($0.xx per share) resulted in a share price of $xx.xx at the end of the year. This was an increase of $x.xx per share (from $25.28 at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was xx.xx% for the year.

As of December 31, 1999, the Fund had $x.x billion in net assets. For the year, its expense ratio was 0.xx% ($x.x0 per $1,000 of net assets); and its net investment income amounted to x.xx% of its average net assets. It sold and replaced securities valued at x% of its net assets.

------------------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                           1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28       $20.13       $16.57       $14.02       $11.76
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .41          .38          .34          .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           5.40         3.63         2.63         2.30
                        ------------------------------------------------------------------
   Total from Investment
    Operations                          5.81         4.01         2.97         2.62
                        ------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.52)        (.37)        (.36)        (.32)
 Distributions from
  Realized Capital Gains                (.14)        (.08)        (.06)        (.04)
  Gains
                        ------------------------------------------------------------------
   Total Distributions                  (.66)        (.45)        (.42)        (.36)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $            $25.28       $20.13       $16.57       $14.02
==========================================================================================
TOTAL RETURN*                 %       28.86%       24.23%       21.26%       22.28%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $            $4,479       $2,432       $1,595       $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.29%        0.31%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.97%        2.19%        2.45%        2.66%
 Turnover Rate               x%           7%           3%           4%           2%
==========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 1% from 1994 through 11/2/1997).

24


-------------------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------
                           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $ 7.72       $10.51       $11.50       $11.31
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .           .085          .09          .10          .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           .100        (2.79)       (1.00)         .21
  Investments
                        -------------------------------------------------------------------
   Total from Investment
    Operations                          .185        (2.70)        (.90)         .31
                        -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                    (.065)        (.09)        (.09)        (.12)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        -------------------------------------------------------------------
   Total Distributions                 (.065)        (.09)        (.09)        (.12)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.84       $ 7.72       $10.51       $11.50
===========================================================================================
TOTAL RETURN*                 %        2.41%      -25.67%       -7.82%        2.75%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $       $1,033         $827         $978         $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.40%        0.35%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.17%        1.03%        0.89%        0.97%
 Turnover Rate               x%           4%           8%           9%           1%
===========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 1/1/1997, 1% from 1994 through 1996).

--------------------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $ 9.98       $12.28       $10.75       $10.87
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .27          .24          .18          .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .          (2.08)       (2.31)        1.52         (.09)
                        --------------------------------------------------------------------
   Total from Investment
    Operations                         (1.81)       (2.07)        1.70          .06
                        --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.26)        (.23)        (.17)        (.18)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        --------------------------------------------------------------------
   Total Distributions                  (.26)        (.23)        (.17)        (.18)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.91        $9.98       $12.28       $10.75
============================================================================================
TOTAL RETURN*                 %      -18.12%      -16.82%       15.83%        0.56%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $         $577         $660         $637         $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.61%        0.57%        0.60%        0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        2.99%        1.96%        1.69%        2.00%
 Turnover Rate               x%          22%          19%           1%           3%
============================================================================================

 *Total return figures do not reflect the transaction fee on purchases (1.0% beginning 11/3/1997, 1.5% from 1/1/1997 to 11/2/1997, 2.0% from 1994 through
  1996), the 1% transaction fee on redemptions.

25


---------------------------------------------------------------------------------
                                          VANGUARD TOTAL INTERNATIONAL
                                                STOCK INDEX FUND
                                             YEAR ENDED DECEMBER 31,
                        ---------------------------------------------------------
                                        1999         1998         1997     1996*
---------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                    $11.19       $ 9.87       $10.14    $10.26
---------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .xx          .21          .18      .150
 Capital Gain Distributions
  Received                               .xx          .02          .02      .015
 Net Realized and
  Unrealized Gain
  (Loss) on Investments                  .xx         1.31         (.28)    (.110)
                        ---------------------------------------------------------
   Total from Investment
    Operations                           .xx         1.54         (.08)     .055
                        ---------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.xx)        (.21)        (.17)    (.160)
 Distributions from
  Realized Capital Gains                  --         (.01)        (.02)    (.015)
                        ---------------------------------------------------------
   Total Distributions                  (.xx)        (.22)        (.19)    (.175)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $ x.xx       $11.19       $ 9.87    $10.14
=================================================================================
TOTAL RETURN**                        xx.xx%       15.60%       -0.77%     0.55%
=================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)                     $xxx       $1,375         $903      $280
 Ratio of Total
  Expenses to Average
  Net Assets                              0%           0%           0%        0%
 Ratio of Net
  Investment Income to
  Average Net Assets                   x.xx%        2.18%        2.19%    1.51%+
 Turnover Rate                           XX%           2%           0%        0%
=================================================================================

 *April 29 (inception) through December 31, 1996.
**Total return figures do not reflect the transaction fee on purchases (0.5%
  beginning 11/3/1997, 0.75% from 1/1/1997 to 11/2/1997, 1.0% in 1996).
 +Annualized.

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

26

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect any of the Funds as an investment option.
- If you have any questions about a Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.


EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

27

--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES: The Emerging Markets Stock Index Fund imposes a 1% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------


ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In these
reports, you will find a discussion of
the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Developed Foreign Markets and
Total International Stock Index
Funds, which are legally a part of
Vanguard STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA  19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-6009.

Funds' Investment Company Act
file number: 811-5972 (811-3919)
for Developed Foreign Markets
and Total International Stock
Index Funds)

(C) 2000 The Vanguard Group, Inc.

All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I072N-04/28/2000

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED FEBRUARY 15, 2000

                                                          VANGUARD(R)
                                                          INTERNATIONAL STOCK
                                                          INDEX FUNDS
                                                          INSTITUTIONAL SHARES

                                                          VANGUARD INSTITUTIONAL
                                                          DEVELOPED FOREIGN
                                                          MARKETS STOCK INDEX

                                                          Prospectus
                                                          April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

VANGUARD INTERNATIONAL
STOCK INDEX FUNDS
INSTITUTIONAL SHARES OF:

  VANGUARD EUROPEAN
  STOCK INDEX FUND

  VANGUARD PACIFIC
  STOCK INDEX FUND

  VANGUARD EMERGING
  MARKETS STOCK INDEX
  FUND

VANGUARD INSTITUTIONAL
DEVELOPED FOREIGN
MARKETS STOCK INDEX
FUND




INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THE INSTITUTIONAL SHARES OF VANGUARD EUROPEAN, PACIFIC, AND EMERGING MARKETS STOCK INDEX FUNDS AND VANGUARD INSTITUTIONAL DEVELOPED FOREIGN MARKETS STOCK INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT
CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATES.

VANGUARD INTERNATIONAL STOCK INDEX FUNDS INSTITUTIONAL SHARES
VANGUARD INSTITUTIONAL DEVELOPED FOREIGN MARKETS STOCK INDEX FUND
Prospectus
April 28, 2000

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS

  2 FUND PROFILES

     2 Vanguard European Stock Index Fund Institutional Shares

     4 Vanguard Pacific Stock Index Fund Institutional Shares

     7 Vanguard Emerging Markets Stock Index Fund Institutional Shares

     9 Vanguard Institutional Developed Foreign Markets Stock Index Fund

 11 MORE ON THE FUNDS

 18 THE FUNDS AND VANGUARD

 18 INVESTMENT ADVISER

 19 DIVIDENDS, CAPITAL GAINS, AND TAXES

 21 SHARE PRICE

 21 FINANCIAL HIGHLIGHTS

 25 INVESTING WITH VANGUARD

    25 Services and Account Features

    26 Types of Accounts

    26 Buying Shares

    28 Redeeming Shares

    31 Transferring Registration

    31 Fund and Account Updates

    32 Mandatory Conversion to Investor Shares

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds Institutional Shares and Vanguard Institutional Developed Foreign Markets Stock Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

Each of the Vanguard International Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Total International Stock Index Funds, which offers only Investor Shares). This prospectus offers the Funds' Institutional Shares, which have an investment minimum of $10 million. The Funds' Investor Shares, which have an investment minimum of $3,000 ($1,000 for
IRAs), are offered through a separate prospectus. If you are interested in purchasing Investor Shares, please call Vanguard at 1-800-662-7447 (or 1-800-523-1036 if you will be purchasing through an employer-sponsored retirement plan).

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to track, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's International Stock Index Funds Institutional Shares and Vanguard Institutional Developed Foreign Markets Stock Index Fund. There are four such funds, each of which seeks to track a different segment of the international stock market:

FUND                                                 SEEKS TO TRACK
-----------------------------------------------------------------------------
Vanguard European Stock Index Fund         European stock markets
Vanguard Pacific Stock Index Fund          Australian and Far East stock
                                            markets
Vanguard Emerging Markets Stock            13 emerging stock markets in
 Index Fund                                 Europe, Asia, Africa, and
                                            Latin America
Vanguard Institutional Developed Foreign   European, Australian, and Far
 Markets Stock Index Fund                   East stock markets
-----------------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD EUROPEAN STOCK
INDEX FUND INSTITUTIONAL SHARES

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index, which is made up of approximately 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, Germany, Switzerland, and France, (which comprised xx%, xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31,
1999), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Europe Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--namely Europe--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.

3

              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 0.5% transaction
              fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard European Stock
        Index Fund Investor
        Shares**                  xx.xx%       xx.xx%            xx.xx%
      MSCI Europe Index           xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May xx, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.14%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating

4
expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
     $xx         $xxx       $xxx         $xxx
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    xxxxxx

INCEPTION DATE                          VANGUARD FUND NUMBER
May xx, 2000                            xxx

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     922042xxx
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD PACIFIC STOCK
INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Pacific Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Free Index*, which consists of approximately 420 common stocks of companies located in Japan (which comprised xx% of the Index's market capitalization as of December 31,1999), Australia, Hong Kong, New Zealand, and Singapore.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the MSCI Pacific Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

5

- Regional risk, which is the chance that an entire region--namely the Pacific region--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.

              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 0.5% transaction
              fee on purchases.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                    1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Pacific Stock Index
       Fund Investor Shares**       xx.xx%       xx.xx%            xx.xx%
      MSCI Pacific Free Index       xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *June 18, 1990.
      **Return figures reflect the 0.5% transaction fee on purchases.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May xx, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.

6

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.29%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $xx        $xxx       $xxx         $xxx
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    xxxxxx

INCEPTION DATE                          VANGUARD FUND NUMBER
May xx, 2000                            xxx

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     922042xxx
--------------------------------------------------------------------------------

7

FUND PROFILE--VANGUARD EMERGING MARKETS
STOCK INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index*, which includes approximately 500 common stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America--mostly in Brazil, South Africa, and Mexico (which comprised xx%, xx%, and xx% of the Index's market capitalization, respectively, as of December 31, 1999), as well as Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of common stocks included in the Select Emerging Markets Free Index. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. Country risk is especially high for funds that focus on stocks in emerging markets.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund in each calendar year since inception. The table shows how the average annual total returns of the Fund's Investor Shares for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares, not the Investor Shares. Performance for the Investor Shares is shown here because the Fund's Institutional Shares are new and don't have a full calendar year of performance. However, the two share classes are invested in the same portfolio of securities and will have the same returns except that their operating expenses differ.

8

              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS FOR INVESTOR SHARES
              ----------------------------------------------------
                                 CHART GOES HERE
              ----------------------------------------------------
              Return figures do not reflect the 1% transaction fee on purchases and redemptions.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was xx.x% (quarter ended Month DD, YYYY) and the lowest return for a quarter was -xx.x% (quarter ended Money DD, YYYY).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                  1 YEAR      5 YEARS       SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Emerging Markets
       Stock Index Fund
       Investor Shares**          xx.xx%       xx.xx%            xx.xx%
      MSCI Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      Select Emerging Markets
       Free Index                 xx.xx        xx.xx             xx.xx
      -------------------------------------------------------------------------
       *May 4, 1994.
      **Return figures reflect the 1% transaction fee on purchases and redemptions.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. Since the Fund did not begin offering Institutional Shares until May xx, 2000, the expenses shown under Annual Fund Operating Expenses are based upon estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                       1%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    1%**
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.23%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.22%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.45%

      *The transaction fee on purchases is deducted from all purchases
       (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to all redemptions (sales or exchanges);
       it is deducted from redemption proceeds, and retained by the Fund.

9

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------


     You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $xxx        $xxx       $xxx        $x,xxx
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    xxxxxx

INCEPTION DATE                          VANGUARD FUND NUMBER
May xx, 2000                            xxx

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     922042xxx
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD INSTITUTIONAL DEVELOPED
FOREIGN MARKETS STOCK INDEX FUND

The  following  profile  summarizes  key  features  of  Vanguard   Institutional
Developed Foreign Markets Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index, which includes approximately 1,000 common stocks of companies located in Europe, Australia, Asia, and the Far East.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. It seeks to track the performance of the MSCI EAFE Index by investing in Vanguard's European Stock Index Fund Institutional Shares and Pacific Stock Index Fund Institutional Shares in propor-

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tions  based on the  market  capitalization  of the MSCI  EAFE  Index.  For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
- Regional risk, which is the chance that an entire region--either Europe or the Far East--will be hurt by political troubles, financial problems, or natural disasters.
- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund began operations on May xx, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                          *

      *Although Developed Foreign Markets Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. It is estimated that the Fund's indirect expense ratio for its first fiscal year, based on its underlying investments, will be 0.23%.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

------------------------
  1 YEAR       3 YEARS
------------------------
   $xxx        $xxx
------------------------

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     THIS  EXAMPLE  SHOULD NOT BE  CONSIDERED  TO REPRESENT  ACTUAL  EXPENSES OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $10 million

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,       NEWSPAPER ABBREVIATION
Pa., since inception                    xxx

INCEPTION DATE                          VANGUARD FUND NUMBER
May xx, 2000                            xxx

SUITABLE FOR IRAS                       CUSIP NUMBER
Yes                                     921909xxx
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MORE ON THE FUNDS

The following sections discuss other important features of Vanguard International Stock Index Funds and Vanguard Institutional Developed Foreign Markets Stock Index Fund, including indexing methods, fund characteristics, additional risk information, costs and market-timing, fund turnover, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Diversification. Index funds generally invest in a diversified mix of companies and industries.
- Relative consistency. Index funds typically track the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

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                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks it invests in.

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     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different selection process. Because it would be very expensive to buy all of the stocks held in certain indexes (the Select Emerging Markets Free Index, for example, includes approximately 500 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in stocks that will recreate
their  target  indexes  in  terms  of  industry,   size,   country,   and  other
characteristics. For instance, if 10% of the Select Emerging Markets Free Index were made up of the stocks of a certain country, the Emerging Markets Stock Index Fund would invest about 10% of its assets in stocks of the Index from that country. The European, Pacific, and Emerging Markets Stock Index Funds each employ this method of indexing. As a "fund of funds," the Institutional Developed Foreign Markets Stock Index Fund allocates its assets among the European Stock Index Fund Institutional Shares and Pacific Stock Index Fund Institutional Shares.

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                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
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ADDITIONAL RISK INFORMATION
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in foreign stocks, holding the remaining 5% in cash reserves to meet daily redemption requests. The Institutional Developed Foreign Markets Stock Index Fund normally holds100% of its assets in shares of its underlying funds.


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                                PLAIN TALK ABOUT
                      THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
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13

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
       IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-1999)
----------------------------------------------------------
                   1 YEAR    5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                69.9%     36.5%     22.8%      16.3%
Worst              -23.2       1.5       5.9       12.0
Average             15.2      13.6      14.5       14.7
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1999. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.
     Note that the preceding chart does not take into account returns measured by the MSCI Emerging Markets Free Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-1999, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

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            STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
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             EUROPEAN         PACIFIC         EMERGING           U.S.
              MARKET           MARKET          MARKETS         MARKETS
--------------------------------------------------------------------------------
1990          -2.00%           34.43%          -10.55%          -3.10%
1991          14.12            11.51            59.91           30.47
1992          -3.92           -18.51            11.40            7.62
1993          29.25            36.15            74.84           10.08
1994           2.82            12.82            -7.31            1.32
1995          22.08             2.89             0.01**         37.58
1996          21.42            -8.23            15.19           22.96
1997          23.75           -25.74           -16.37           33.36
1998          28.68             2.64           -18.39           28.58
1999          15.77            56.38            60.86           21.04
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*    European  market  returns are  measured by the MSCI Europe  Index;  Pacific market  returns are  measured  by the MSCI  Pacific  Free  Index;  emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.
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     Keep in mind, however,  that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

[FLAG] EACH FUND IS SUBJECT  TO  COUNTRY  RISK,  WHICH IS THE  POSSIBILITY  THAT
     POLITICAL EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A
     FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.

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                                PLAIN TALK ABOUT
                  REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
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     EUROPEAN  STOCK  INDEX  FUND.  Stocks  from the  United  Kingdom,  Germany,
Switzerland and France comprised xx%, xx%, xx%, and xx% of the MSCI Europe Index, respectively, as of December 31, 1999; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on its total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks comprised xx% of the MCSI Pacific Free Index as of December 31, 1999. Therefore, Japanese stocks will represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment

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15

in the Japanese stock market may involve a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed above, emerging markets can be substantially more volatile than both U.S and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.
     INSTITUTIONAL DEVELOPED FOREIGN MARKETS STOCK INDEX FUND. As a fund of funds, the Institutional Developed Foreign Markets Stock Index Fund intends to invest all of its assets in shares of the European and Pacific Stock Index Funds Institutional Shares; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.


[FLAG] EACH FUND IS SUBJECT TO CURRENCY RISK,  WHICH IS THE  POSSIBILITY  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

SECURITY SELECTION
In seeking to track its target index, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected through statistical methods. The Institutional Developed Foreign Markets Stock Index Fund simply invests in the Institutional Shares of the European and Pacific Stock Index Funds.
     EUROPEAN STOCK INDEX FUND. The Fund invests in a statistically selected sample of approximately 550 common stocks included in the MSCI Europe Index, which is made up of the stocks of companies located in 15 European countries. Four countries--the United Kingdom, Germany, Switzerland, and France--dominate the Index, with xx%, xx%, xx%, and xx%, respectively, as of December 31, 1999. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 420 common stocks included in the MSCI Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented xx% of the market capitalization of the Index as of December 31, 1999. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Select Emerging Markets Free Index, which is made up of the stocks of companies located in 13 emerging markets of Europe, Asia, Africa, and Latin America. Three countries--Brazil, Mexico, and South Africa--represent a majority of the Index, with xx%, xx%, and xx% of the market capitalization of the Index, respectively, as of December 31, 1999. The other 10 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Thailand, and Turkey. The developed countries of Hong Kong and Singapore are included in the Index to broaden diversification and ensure adequate liquidity.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

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TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard International and Vanguard Institutional Developed Foreign Markets Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
-    Each Fund (except the  Institutional  Developed Foreign Markets Stock Index
     Fund) charges a transaction fee on purchases. In addition, the Emerging Markets Stock Index Fund charges a transaction fee on redemptions.
-    Telephone and online exchanges are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low. The Financial Highlights tables beginning on page xx show historic turnover rates for each Fund.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. According to Morningstar, Inc. as of December 31, 1999, the average turnover rate for passively managed foreign stock index funds was roughly xx%; for all foreign stock funds, the average turnover was approximately xx%. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
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OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
     The Funds may also invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

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                               PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
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     For this  reason,  the  Funds  will  not use  futures,  options,  warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

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-    To reduce the Fund's  transaction costs or add value when these instruments are favorably priced.
     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds typically use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in futures.
-    To settle trades in a foreign currency.


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                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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THE FUNDS AND VANGUARD
Vanguard International and Vanguard Institutional Developed Foreign Markets Stock Index Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $xxx billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Institutional Developed Foreign Markets Stock Index Fund will indirectly bear a proportionate share of the expenses of the underlying funds in which it invests. However, the Fund's direct expenses are expected to be very low or zero. Institutional Developed Foreign Markets Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group.
(Institutional Developed Foreign Markets Stock Index Fund receives advisory services indirectly, by investing in the European and Pacific Stock Index Funds Institutional Shares.) Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. The

19

Funds began operations on May xx, 2000. Advisory fees for the first fiscal year of the European, Pacific, and Emerging Markets Stock Index Funds Institutional Shares is estimated at an effective annual rate of 0.xx%.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The Vanguard Group provides investment advisory services to many Vanguard funds; as of December 31, 1999, the Group managed more than $xxx billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard, and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the firm in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

23

- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as to your gains or losses from any sale or exchange of Fund shares.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Developed Foreign Markets Stock Index Fund invests in foreign stocks indirectly through the European and Pacific Stock Index Funds, its investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

21

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Institutional Developed Foreign Markets Stock Index Fund is computed by adding up the total value of the Fund's investments (i.e., shares of the underlying funds) and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are XXXXXX, XXXXXX, XXXXXX, and XXXXXX for the European, Pacific, Emerging Markets, and Institutional Developed Foreign Markets Stock Index Funds, respectively.


FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception (except for Institutional Developed Foreign Markets Stock Index Fund, which did not start operations until May xx, 2000), and certain information reflects financial results for a single Fund share. The total

22

returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard. NOTE: This prospectus offers the Funds' Institutional Shares not the Investor Shares. Information for the Investor Shares is shown here because each of the Fund's Institutional Shares are new. However, the two share classes are invested in the same portfolio of securities and will have the same financial performance except to the extent that their operating expenses differ.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $25.28 per share. During the year, the Fund earned $0.xx per share from investment income (interest and dividends) and $x.xx per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($x.xx per share) minus the distributions ($0.xx per share) resulted in a share price of $xx.xx at the end of the year. This was an increase of $x.xx per share (from $25.28 at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was xx.xx% for the year.

As of December 31, 1999, the Fund had $x.x billion in net assets. For the year, its expense ratio was 0.xx% ($x.x0 per $1,000 of net assets); and its net investment income amounted to x.xx% of its average net assets. It sold and replaced securities valued at x% of its net assets.

23

------------------------------------------------------------------------------------------
                                      VANGUARD EUROPEAN STOCK INDEX FUND
                                                INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------
                           1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $25.28       $20.13       $16.57       $14.02       $11.76
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .41          .38          .34          .32
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           5.40         3.63         2.63         2.30
                        ------------------------------------------------------------------
   Total from Investment
    Operations                          5.81         4.01         2.97         2.62
                        ------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.52)        (.37)        (.36)        (.32)
 Distributions from
  Realized Capital Gains                (.14)        (.08)        (.06)        (.04)
  Gains
                        ------------------------------------------------------------------
   Total Distributions                  (.66)        (.45)        (.42)        (.36)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                 $            $25.28       $20.13       $16.57       $14.02
==========================================================================================
TOTAL RETURN*                 %       28.86%       24.23%       21.26%       22.28%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $            $4,479       $2,432       $1,595       $1,017
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.29%        0.31%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.97%        2.19%        2.45%        2.66%
 Turnover Rate               x%           7%           3%           4%           2%
==========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 1% from 1994 through 11/2/1997) or the annual account maintenance fee of $10.

-------------------------------------------------------------------------------------------
                                      VANGUARD PACIFIC STOCK INDEX FUND
                                              INVESTOR SHARES
                                           YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------
                           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.84       $ 7.72       $10.51       $11.50       $11.31
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .           .085          .09          .10          .10
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .           .100        (2.79)       (1.00)         .21
  Investments
                        -------------------------------------------------------------------
   Total from Investment
    Operations                          .185        (2.70)        (.90)         .31
                        -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                    (.065)        (.09)        (.09)        (.12)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        -------------------------------------------------------------------
   Total Distributions                 (.065)        (.09)        (.09)        (.12)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.84       $ 7.72       $10.51       $11.50
===========================================================================================
TOTAL RETURN*                 %        2.41%      -25.67%       -7.82%        2.75%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $       $1,033         $827         $978         $831
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.40%        0.35%        0.35%        0.35%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        1.17%        1.03%        0.89%        0.97%
 Turnover Rate               x%           4%           8%           9%           1%
===========================================================================================

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 1/1/1997, 1% from 1994 through 1996) or the annual account maintenance fee of $10.

24

--------------------------------------------------------------------------------------------
                                  VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                               INVESTOR SHARES
                                           YEAR ENDED DECEMBER 31,
                        --------------------------------------------------------------------
                           1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $ 7.91       $ 9.98       $12.28       $10.75       $10.87
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .            .27          .24          .18          .15
 Net Realized and
  Unrealized Gain
  (Loss) on Investments     .          (2.08)       (2.31)        1.52         (.09)
                        --------------------------------------------------------------------
   Total from Investment
    Operations                         (1.81)       (2.07)        1.70          .06
                        --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                     (.26)        (.23)        (.17)        (.18)
 Distributions from
  Realized Capital Gains                  --           --           --           --
                        --------------------------------------------------------------------
   Total Distributions                  (.26)        (.23)        (.17)        (.18)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                      $       $ 7.91        $9.98       $12.28       $10.75
============================================================================================
TOTAL RETURN*                 %      -18.12%      -16.82%       15.83%        0.56%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)           $         $577         $660         $637         $234
 Ratio of Total
  Expenses to Average
  Net Assets              0.xx%        0.61%        0.57%        0.60%        0.60%
 Ratio of Net
  Investment Income to
  Average Net Assets      x.xx%        2.99%        1.96%        1.69%        2.00%
 Turnover Rate               x%          22%          19%           1%           3%
============================================================================================

 *Total return figures do not reflect the transaction fee on purchases (1.0% beginning 11/3/1997, 1.5% from 1/1/1997 to 11/2/1997, 2.0% from 1994 through
  1996), the 1% transaction fee on redemptions, or the annual account maintenance fee of $10.

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

25

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically  set up for this  Fund  unless  you  notify  us  otherwise.  Note:
Limitations do apply; see page 30.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK ICON]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [BOOK ICON]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

26

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert the Investor Shares of European, Pacific, and Emerging Markets Stock Index Funds into Institutional Shares of the same Fund provided that you meet the minimum initial investment requirements for such Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON PURCHASE FEES
Each Fund, except the Institutional Developed Foreign Markets Stock Index Fund, deducts a 0.5% (1% for Emerging Markets Stock Index Fund) fee from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE ICON]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

27

In favor of:
European Stock Index Fund Institutional Shares-xxx
Pacific Stock Index Fund Institutional Shares-xxx
Emerging Markets Stock Index Fund Institutional Shares-xxx
Institutional Developed Foreign Markets Stock Index Fund-xxx
In favor of:
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE ICON]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
European Stock Index Fund Institutional Shares-xxx
Pacific Stock Index Fund Institutional Shares-xxx
Emerging Markets Stock Index Fund Institutional Shares-xxx
Institutional Developed Foreign Markets Stock Index Fund-xxx

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE ICON]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)


Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.

28

--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 34.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signature of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. Note that the Funds do not permit telephone exchanges.
--------------------------------------------------------------------------------
A NOTE ON REDEMPTION FEES
Emerging Markets Stock Index Fund imposes a 1% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

29

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE ICON]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares.

Vanguard Tele-Account
1-800-662-6273
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right

30

to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of fund shares within any 90-day period, the fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

31

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.

31

--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------

MANDATORY CONVERSION TO INVESTOR SHARES

Vanguard European, Pacific, and Emerging Markets Stock Index Funds each reserve the right to convert any investor's Institutional Shares into Investor Shares of the same Fund if the investor's account balance falls below $10 million. In addition, Vanguard EAFE Institutional Stock Index Fund reserves the right to redeem and investor's shares if the investor's account balance falls below $10 million. Any such conversion or redemption will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In these
reports, you will find a discussion of
the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds (there
is a separate SAI for Vanguard
Institutional Developed Foreign
Markets Stock Index Fund,
which is legally a part of Vanguard
STAR Funds).

The current annual and semiannual
reports and each SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-6009.

Funds' Investment Company Act
file number: 811-5972 (811-3919) for
Institutional Developed Foreign
Markets Stock Index Fund)

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

IxxxN-04/28/2000

                                     PART B

                  VANGUARD(R) INTERNATIONAL EQUITY INDEX FUNDS
                                   (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 28, 2000

     This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated April 28, 2000). To obtain a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:

                         INVESTOR INFORMATION DEPARTMENT
                              1-800-662-7447(SHIP)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DESCRIPTION OF THE FUNDS.....................................................B-1
INVESTMENT POLICIES..........................................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-8
SHARE PRICE..................................................................B-9
PURCHASE OF SHARES..........................................................B-10
REDEMPTION OF SHARES........................................................B-10
MANAGEMENT OF THE FUNDS.....................................................B-10
PORTFOLIO TRANSACTIONS......................................................B-14
TOTAL RETURN................................................................B-14
COMPARATIVE INDEXES.........................................................B-16
FINANCIAL STATEMENTS........................................................B-17

                            DESCRIPTION OF THE FUNDS

ORGANIZATION

     The  Trust  was  organized  as a  Maryland  corporation  in  1989,  and was
reorganized  as  a  Delaware   business  trust  in  July,  1998.  Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds:

                            European Stock Index Fund
                             Pacific Stock Index Fund
                         Emerging Markets Stock Index Fund

                 (individually, a Fund; collectively, the Funds)

     Each of the Funds offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares of a Fund are available only to those investing at least $10 million in the Fund.

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each fund or share class may issue.

SERVICE PROVIDERS

     CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 serves as the Funds' custodian. The custodian is responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit financial statements for the Funds and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon written request of shareholders representing 10% or more of the fund's net assets, and to change any fundamental policy of the fund. Fund shareholders receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of Fund liquidation, shareholders will be entitled to receive a pro rata share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another clss of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

     The following policies supplement the investment policies set forth in the Funds' Prospectuses.

     FOREIGN INVESTMENTS. Each Fund invests virtually all of its assets in foreign securities under normal circumstances. Investors should recognize that investing in securities of foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. The stocks of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As such, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     Over the last decade, aggregate growth in international stock markets has considerably outpaced that of the U.S. stock market. Almost two-thirds of the world's equity market capitalization now lies outside the United States.

     As of December 31, 1999 the total market capitalization of the Morgan Stanley Capital International World Stock Market Index was $15.8 trillion. The major countries and regions comprising the Index are as follows:

                                                PERCENT OF WORLD
                                                ----------------
                                              INDEX CAPITALIZATION
                                              --------------------
            United States                               50%
            Canada                                       2
            Japan                                10
            Other Pacific Basin                   3
                                                 --
            Total Pacific Basin                         13
            Europe                                      35
                                                        ==
                                                       100%

     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Funds.

     REPURCHASE AGREEMENTS. Each Fund, along with the other members of The Vanguard Group, may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Board of Trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under the Commission's rules, may be sold only to qualified institutional buyers.
Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the

Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES AND SWAP AGREEMENTS. Each Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Fund's trading of futures contracts and options is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Each Fund will "under normal circumstances" invest at least 80% of its assets in stocks represented in its respective index. However, each Fund has given itself the flexibility to invest up to 50% of its assets in futures and options under other than normal circumstances. Any investment in futures and options over 20% of a Fund's assets would be made in emergency situations, for short-term purposes. Each Fund would normally remain 80% invested in stocks that represent its respective index.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is closed.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

     Each Fund will use futures contracts and options to simulate full investment in the underlying index while retaining a cash balance for Fund management purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by a Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the Fund.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the adviser does not believe that a Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by each Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Swap Agreements. Swap agreements are contracts in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts. Under normal circumstances, no more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one Issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities, entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Funds for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                                   SHARE PRICE

     Each Fund's share price, or "net asset value" per share, is calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that class. The net asset value is determined as of the regular close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Any foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.

                               PURCHASE OF SHARES

     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions from the European and Pacific Funds. There is a 1% redemption fee charged for redemptions from the Emerging Markets Fund. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

TRADING SHARES THROUGH CHARLES SCHWAB

     Each Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf subject to those terms and conditions. Under this arrangement, each Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with each Fund's instructions. Customer orders that are properly transmitted to each Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on each Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on each Fund's net asset value calculated at the close of trading that day.



                            MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES

     The officers of each Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Funds and choose its officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the funds administered by Vanguard. The mailing address of the Trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization): Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co.(Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary* Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer* Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller* Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP

     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses, which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     The Funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At December 31, 1999, each Fund had contributed capital to Vanguard representing 0.xx% of each Fund's net assets. The total amount contributed by the Funds was $x,xxx,xxx, which represented x.x% of Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. Expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of each Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. Expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.

     FUND                                      1997        1998        1999
     ----                                      ----        ----        ----
     European Stock Index Fund ......... $4,979,000  $7,906,000  $x,xxx,000
     Pacific Stock Index Fund ..........  2,737,000   2,932,000   x,xxx,000
     Emerging Markets Stock Index Fund .  2,410,000   2,036,000   x,xxx,000

INVESTMENT ADVISORY SERVICES

     Investment advisory services to the Funds are provided on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard funds utilizing these services.

     During the fiscal years ended December 31, 1997,  1998, and 1999, the Funds
incurred  expenses  for  investment   advisory  services  of  approximately  the
following amounts:

     FUND                                         1997     1998     1999
     ----                                         ----     ----     ----
     European Stock Index Fund ..............  $23,000  $47,000  $xx,000
     Pacific Stock Index Fund ...............   23,000   47,000   xx,000
     Emerging Markets Stock Index Fund ......   23,000   47,000   xx,000

TRUSTEE COMPENSATION

     The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing below), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the fund--in three ways:

- The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               COMPENSATION TABLE


                                           PENSION OR                                 TOTAL
                         AGGREGATE         RETIREMENT                             COMPENSATION
                        COMPENSATION    BENEFITS ACCRUED                        FROM ALL VANGUARD
                         FROM THESE     AS PART OF THESE     ESTIMATED ANNUAL     FUNDS PAID TO
                            FUNDS        FUNDS' EXPENSES      BENEFITS UPON          TRUSTEES
  NAMES OF TRUSTEES          (1)               (1)              RETIREMENT              (2)
----------------------------------------------------------------------------------------------------
John C. Bogle(3)             None             None                 None                 None
John J. Brennan              None             None                 None                 None
JoAnn Heffernan Heisen       $xxx              $xx              $xx,000              $xx,000
Bruce K. MacLaury            $xxx              $xx              $xx,000              $xx,000
Burton G. Malkiel            $xxx              $xx              $xx,000              $xx,000
Alfred M. Rankin, Jr.        $xxx              $xx              $xx,000              $xx,000
John C. Sawhill              $xxx              $xx              $xx,000              $xx,000
James O. Welch, Jr.          $xxx              $xx              $xx,000              $xx,000
J. Lawrence Wilson           $xxx              $xx              $xx,000              $xx,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.

                             PORTFOLIO TRANSACTIONS

     In placing portfolio transactions, each Fund uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Funds.

     For the fiscal years ended December 31, 1997, 1998, and 1999, the Funds paid the following approximate amounts in brokerage commissions.


     FUND                                      1997        1998        1999
     ----                                      ----        ----        ----
     European Stock Index Fund ......... $1,522,078  $4,485,241  $x,xxx,000
     Pacific Stock Index Fund ..........    604,509     370,127     xxx,000
     Emerging Markets Stock Index Fund .  2,301,691     987,240     xxx,000


                                  TOTAL RETURN

     The average annual total return of each Fund for the one- and five-year periods ended December 31, 1999 and since its inception are set forth below:

                                    1 YEAR ENDED   5 YEARS ENDED     SINCE
FUND                                 12/31/1999      12/31/1999    INCEPTION*
----                                 ----------      ----------    ----------
European Stock Index Fund .........    xx.xx%          xx.xx%        xx.xx%
Pacific Stock Index Fund ..........    xx.xx%          xx.xx%        xx.xx%
Emerging Markets Stock Index Fund .    xx.xx%          xx.xx%        xx.xx%

---------
*June 18, 1990 for European and Pacific  Stock Index Funds,  and May 4, 1994 for
 Emerging Markets Stock Index Fund.


     These performance figures have been adjusted for the Funds' transaction fees but do not reflect their annual account maintenance fee of $10. The Funds' transaction fees were as follows:

FUND                               PURCHASE FEES               REDEMPTION FEES
----                               -------------               ---------------
European Stock Index    0.5% (beginning 11/3/1997)
Fund                    1.0% (from 6/18/1990 to 11/2/1997)           None

Pacific Stock Index     0.5% (beginning 1/1/1997)
Fund                    1.0% (from 6/18/1990 to 12/31/1996)          None

Emerging Markets Stock  1.0% (beginning 11/3/1997)
Index Fund              1.5% (from 1/1/1997 to 11/2/1997)
                        2.0% (from 5/4/1994 to 12/31/1996)           1.0%


AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)1/N - 1

     Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

     We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

                                P (1+T)N = ATV

     Where:

          P   =a hypothetical initial payment of $1,000
          T   =average annual after-tax total return
          n   =number of years
          ATV =after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

     Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.


CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

     Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)6 - 1]

     Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
               the period

                               COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     The funds may use one or more of the following unmanaged indexes for comparative performance purposes:

SELECT EMERGING MARKETS FREE INDEX--is an unpublished index which includes common stocks of companies located in 13 emerging markets and the developed countries of Hong Kong and Singapore.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX--is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of 22 developing countries.

TOTAL INTERNATIONAL COMPOSITE INDEX--a Vanguard maintained index that combines the Morgan Stanley Capital International EAFE Index with the Select Emerging Markets Free Index on a market value-weighted basis.

FT-ACTUARIES WORLD INDEX--includes approximately 2,400 securities from 24 countries including the U.S.

FT-ACTUARIES EURO-PACIFIC INDEX--a subset of the FT Actuaries World Index, which excludes companies in the U.S., Canada, Mexico, and South Africa.

SALOMON-RUSSELL PRIMARY MARKET INDEX--consists of the approximately 700 largest stocks within 23 countries.

SALOMON-RUSSELL EXTENDED MARKET INDEX--consists of approximately 1,000 medium and small capitalization stocks from 23 countries.

SALOMON-RUSSELL BROAD MARKET INDEX--consists of all of the stocks within the Primary Market Index and the Extended Market Index.

RUSSELL UNIVERSE OF NON-U.S. EQUITY PORTFOLIOS--a universe of separate accounts and pooled funds available to U.S. investors, which invest in international equities.

RUSSELL UNIVERSE OF WORLD EQUITY PORTFOLIOS--a universe of equity-oriented global portfolios.

LIPPER INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities.

LIPPER DIVERSIFIED INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities from more than one country.

LIPPER INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper International Universe.

LIPPER DIVERSIFIED INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper Diversified International Universe.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD AND POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD AND POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD AND POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

BARING  EMERGING  MARKETS  INDEX--a   diversified  index  of  approximately  250
relatively liquid stocks from 13 emerging market countries.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury and agency issues, and mortgage pass-through securities.

SHEARSON LEHMAN LONG-TERM TREASURY BOND INDEX--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of ten years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated Aa or Aaa.



                              FINANCIAL STATEMENTS

     The Funds' Financial Statements as of and for the year ended December 31, 1999, appearing in the Funds' 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                                                                SAI72-04/28/2000

                                     PART C

                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not Applicable
(e)    Investment Advisory Contract**
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement+
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Multiple Class Plan+
 --------------------------
 * To be Filed by Amendment
** Filed previously
 + Filed herewith


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of February, 2000.


                                                 VANGUARD INTERNATIONAL EQUITY
                                                          INDEX FUNDS
                                            BY:_________________________________
                                                          (signature)
                                                         (HEIDI STAM)
                                                       JOHN J. BRENNAN*
                                            CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      February 15, 2000
   ---------------------------  Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         February 15, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         February 15, 2000
   ---------------------------  Financial Officer and
       (Heidi Stam)             Principal Accounting Officer
      Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-4424,  filed on January  25,  1999.
 Incorporated by Reference.

                               INDEX TO EXHIBITS

Custodian Agreement ..................................................  Ex-99.BG
Multiple Class Plan ..................................................  Ex-99.BO